Financial Instruments - Schedule of Financial Liabilities Not Measured at Fair Value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Bonds
Disclosure of fair value measurement of liabilities [line items]
Carrying amount	¥ 3,618,314	¥ 3,637,355
Fair value	3,291,147	3,630,521
Long-term loans | Long-term loans
Disclosure of fair value measurement of liabilities [line items]
Carrying amount	723,772	707,770
Fair value	¥ 721,419	¥ 703,032